Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The unaudited interim consolidated financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary to present a fair statement of the Company’s consolidated financial position as of March 31, 2023 and the results of operations for the three and nine month periods ended March 31, 2023 and March 31, 2022. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary in order to make the financial statements not misleading have been included. All significant intercompany accounts and transactions have been eliminated in consolidation. The unaudited interim consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and accordingly do not include all of the disclosures normally made in the Company’s annual consolidated financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended June 30, 2022, included in the Company’s registration statement on Form S-1.

The results of operations for the three and nine month periods ended March 31, 2023 are not necessarily Indicative of the results of operations that may be expected for any other interim periods or for the year ending June 30, 2023.

Basis of presentation The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates include allowance for doubtful accounts, the useful lives of property and equipment and intangible asset, impairment of long-lived assets, and deferred cost. Actual results could differ from those estimates.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates include allowance for doubtful accounts, the useful lives of property and equipment and intangible asset, impairment of long-lived assets, and deferred cost. Actual results could differ from those estimates.

Inventories

Inventories

Inventories mainly consist of finished goods purchased from suppliers. Inventories are stated at the lower of cost or net realizable value. The cost of an inventory item is determined using the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed net realizable value, the Company will record a reserve for the difference between the cost and the net realizable value. The net realizable value is determined based on the estimated selling price, in the ordinary course of business, less estimated costs necessary to make the sale.

Inventories

Inventories mainly consist of finished goods purchased from suppliers. Inventories are stated at the lower of cost or net realizable value. The cost of an inventory item is determined using the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed net realizable value, the Company will record a reserve for the difference between the cost and the net realizable value. The net realizable value is determined based on the estimated selling price, in the ordinary course of business, less estimated costs necessary to make the sale.

Intangible assets

Intangible assets

The Company reviews intangible assets for impairment when events or changes in circumstances indicate the carrying amount may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows independent of other assets, The Company measure recoverability of these assets by comparing the carrying amounts to the future undiscounted cash flows that the assets are expected to generate. If the carrying value of the assets is not recoverable, the impairment recognized is measured as the amount by which the carrying value exceeds its fair value. There is no indication of impairment for the period presented.

Intangible assets with definite lives, such as patents, are amortized over their estimated useful lives on a straight-line basis generally over ten years.

Held-to-maturity investment

Held-to-maturity investment

The held-to-maturity investment represents a certificate of deposit that the Company has the intent and ability to hold to maturity and is reported net of any related amortization. The Company intends to hold this investment until maturity and it is not remeasured to fair value on a recurring basis. The gains and losses on this investment are recorded in the Statements of Operations and Comprehensive Income under “Investment Gain”

The entire balance of the held-to-maturity investment presented on the balance sheet as of March 31, 2023 of $9,604,418 matures on February 8, 2024.

Revenue recognition

Revenue recognition

The Company sells its products to customers and recognizes revenue in accordance with the guidance of ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of goods has transferred to customers. For the majority of the Company’s customer arrangements, control transfers to customers at a point-in-time when goods have been delivered to the pickup location specified by the customer or a forwarder appointed by the customer, as that is generally when legal title, physical possession and risks and rewards of goods transfer to the customer.

Revenue is recognized at the transaction price based on the purchase order as adjusted for the anticipated rebates, discounts and other sales incentives. When determining the transaction price, management estimates variable consideration applying the portfolio approach practical expedient under ASC 606. The main sources of variable consideration for the Company are customer rebates, trade promotion funds, and cash discounts. These sales incentives are recorded as a reduction of revenue at the time of the initial sale using the most-likely amount estimation method. The most-likely amount method is based on the single most likely outcome from a range of possible consideration outcomes. The range of possible consideration outcomes is primarily derived from the following inputs: sales terms, historical experience, trend analysis, and projected market conditions in the various markets served. Because the Company serves numerous markets, the sales incentive programs offered vary across businesses, but the most common incentive relates to amounts paid or credited to customers for achieving defined volume levels or growth objectives.

Revenue recognition

The Company sells its products to customers around the world and recognizes revenue in accordance with the guidance of ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of goods has transferred to customers. For the majority of the Company’s customer arrangements, control transfers to customers at a point-in-time when goods have been delivered to the pickup location specified by the customer or a forwarder appointed by the customer, as that is generally when legal title, physical possession and risks and rewards of goods transfer to the customer.

Revenue is recognized at the transaction price based on the purchase order as adjusted for the anticipated rebates, discounts and other sales incentives. When determining the transaction price, management estimates variable consideration applying the portfolio approach practical expedient under ASC 606. The main sources of variable consideration for the Company are customer rebates, trade promotion funds, and cash discounts. These sales incentives are recorded as a reduction of revenue at the time of the initial sale using the most-likely amount estimation method. The most-likely amount method is based on the single most likely outcome from a range of possible consideration outcomes. The range of possible consideration outcomes is primarily derived from the following inputs: sales terms, historical experience, trend analysis, and projected market conditions in the various markets served. Because the Company serves numerous markets, the sales incentive programs offered vary across businesses, but the most common incentive relates to amounts paid or credited to customers for achieving defined volume levels or growth objectives.

There are no material instances where variable consideration is constrained and not recorded at the initial time of sale. Product returns are recorded as a reduction of revenue based on anticipated sales returns that occur in the normal course of business. The Company has elected to present revenue net of sales taxes and other similar taxes.

The Company’s warranties are of an assurance-type and come standard with all Company products to cover repair or replacement should a product not perform as expected. The Company offers warranty for all major products, including all types of E-vapor kits, atomizers, replacement coils and mods, but no warranty for accessories such as spare parts or packaging consumables. The Company generally offers a 90 day warranty period from date of purchase for products sold to all regions, but from May 2019, the Company offers a six month warranty period from date of purchase for products sold in the UK and France. The warranty offers refund or replacement of products for manufacturer defective items, dead on arrival items and items that do not appear the same as listed on the Company’s or distributors’ website, and excludes damaged goods caused by misuse or unauthorized repair. Provisions for estimated expenses related to product warranties are made at the time products are sold. These estimates are established using historical information about the nature, frequency and average cost of warranty claim settlements as well as product manufacturing and recovery from suppliers. Management actively studies trends of warranty claims and takes action to improve product quality and minimize warranty costs. The Company estimates the actual historical warranty claims coupled with an analysis of unfulfilled claims to record a liability for specific warranty purposes. As of June 30, 2021 and 2022, products returned for repair or replacement have been immaterial. Accordingly, a warranty liability has not been deemed necessary.

Disaggregated Revenue

Disaggregated Revenue

In accordance with ASC 606-10-50-5, the Company has taken into consideration the nature, amount, timing, and uncertainty of revenue and cash flows, and has determined to disaggregate its net sales of tobacco vaping products and cannabis vaping products. The net sales disaggregated by products for the three months period ended March 31, 2022 and 2023 and nine months period ended March 31, 2022 and 2023 were as follows:

	Three months ended March 31,		Nine months ended March 31,
Net sales by product	2022	2023	2022	2023
Tobacco vaping products	$11,368,324	$16,546,587	$50,306,347	59,555,046
Cannabis vaping products	7,645,825	7,589,710	15,941,160	23,421,700
Total	$19,014,149	$24,136,297	$66,247,507	82,976,746

Disaggregated Revenue

In accordance with ASC 606-10-50-5, the Company has taken into consideration the nature, amount, timing, and uncertainty of revenue and cash flows, and has determined to disaggregate its net sales of tobacco products and cannabis products. The net sales disaggregated by products for the years ended June 30, 2021 and 2022 were as follows:

	Years ended June 30,
Net sales by products branded	2021	2022
Aspire - tobacco	$61,270,660	$68,116,810
Ispire - cannabis	2,144,123	19,978,608
Total	$63,414,783	$88,095,418

Cost of revenue

Cost of revenue

Cost of revenue for the three months ended March 31, 2022 and 2023 and nine months ended March 31, 2022 and 2023 consisted primarily of the cost of purchasing vaping products, which were purchased from a related party. See Note 11.

Cost of revenue Cost of revenue for the years ended June 30, 2021 and 2022 consisted primarily of the cost of purchasing vaping products, which were purchased from a related party. See Note 12.
Recent accounting pronouncements

Recent accounting pronouncements

As an emerging growth company, the Company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company intends to take advantage of the benefits of this extended transition period.

Accounting pronouncements not yet effective

In June 2016, the Financial Accounting Standards Boards (“FASB”) amended guidance related to the impairment of financial instruments as part of ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. For public business entities that meet the definition of a U.S. Securities and Exchange Commission (“SEC”) filer (“SEC filer”), excluding entities eligible to be smaller reporting companies (SRCs) as defined by the SEC, ASU No. 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, including SRCs, ASU No. 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In April 2019, the FASB issued ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, which provides narrow-scope amendments to clarify and improve guidance within the standards on credit losses, hedging, and recognition and measurement of financial instruments. Apart from the amendments to ASU 2016-13 mentioned above, the ASU also included subsequent amendments to ASU 2016-01. The effective date for Topic 815 and 825 was fiscal years beginning after December 15, 2020 and 2019, respectively, and the adoption had no material impact on our financial position, results of operations and cash flows. The effective date for Topic 326 was delayed by ASU 2019-10 to fiscal years beginning after December 15, 2022. We do not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, (“ASU 2018-17”). ASU 2018-17 requires reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety for determining whether a decision-making fee is a variable interest. For entities other than private companies, the standard is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The ASU is effective for a private company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. Entities are required to apply the amendments in ASU 2018-17 retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. We do not expect that the adoption of this guidance will have a material impact on our financial position, results of operations and cash flows.

Recent accounting pronouncements

As an emerging growth company, the Company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company intends to take advantage of the benefits of this extended transition period.

Accounting pronouncements adopted during the year ended June 30, 2022

In November 2018, the FASB issued ASU 2018-18, “Collaborative Arrangements (Topic 808): Clarifying the Interaction Between Topic 808 and Topic 606,” which clarifies that elements of collaborative arrangements could qualify as transactions with customers in the scope of ASC 606. The amendments require the application of existing guidance to determine the units of account in collaborative arrangement for purposes of identifying transactions with customers. For transactions outside the scope of ASC 606, companies can apply elements of ASC 606 or other relevant guidance by analogy, or apply a reasonable accounting policy if there is no appropriate analogy. ASU 2018-18 is effective retrospectively for us for the year ending June 30, 2022. The adoption of this guidance had no material impact on our financial position, results of operations and cash flows.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. FASB delayed the effective date for non-public companies (including smaller reporting companies and emerging growth companies as defined by the SEC) with ASU 2020-05 to be effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. The Company adopted the ASU on July 1, 2022 modified retrospectively. The effect on net income for June 2021 was $333,841, and the cumulative effect on retained earnings as of July 1, 2020 was $86,645.

Accounting pronouncements not yet effective

As the Company is an emerging growth company, the effective dates of the pronouncements applicable to us are the same as those applicable to private companies.

In June 2016, the Financial Accounting Standards Boards (“FASB”) amended guidance related to the impairment of financial instruments as part of ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. For public business entities that meet the definition of a U.S. Securities and Exchange Commission (“SEC”) filer (“SEC filer”), excluding entities eligible to be smaller reporting companies (SRCs) as defined by the SEC, ASU No. 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, including SRCs, ASU No. 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, the Company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company intends to take advantage of the benefits of this extended transition period. The Company is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the goodwill impairment test. Step two of the goodwill impairment test measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with its carrying amount. ASU 2017-04 was effective for public business entities that meet the definition of an SEC filer, excluding entities eligible to be SRCs as defined by the SEC, should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. All other entities should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2022. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. We do not expect that the adoption of this guidance will have a material impact on our financial position, results of operations and cash flows.

In April 2019, the FASB issued ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, which provides narrow-scope amendments to clarify and improve guidance within the standards on credit losses, hedging, and recognition and measurement of financial instruments. Apart from the amendments to ASU 2016-13 mentioned above, the ASU also included subsequent amendments to ASU 2016-01. We do not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flow.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, (“ASU 2018-17”). ASU 2018-17 requires reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety for determining whether a decision-making fee is a variable interest. For entities other than private companies, the standard is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The ASU is effective for a private company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted. Entities are required to apply the amendments in ASU 2018-17 retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. We do not expect that the adoption of this guidance will have a material impact on our financial position, results of operations and cash flows.

Emerging growth company

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries as if the subsidiaries were acquired by the Company as of July 1, 2020. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents

Cash includes currency on hand, deposits held by banks that can be added or withdrawn without limitation and highly liquid investments with maturities of three months or less when purchased.

Fair value measurement

Fair value measurement

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Accounts receivable

Accounts receivable

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted and the potential for recovery is considered remote.

The Company maintains an allowance for potential credit losses on accounts receivable. The Company reviews accounts receivable on a periodic basis, and makes provisions of 80% for accounts receivable aged between 1.5 years to 2 years, and 100% for balances aged over 2 years. Additionally, specific provisions are made when there is doubt as to collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history, the customer’s current credit-worthiness and current economic trends.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets from the time the assets are placed in service. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Office and other equipment	3 - 5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful life of the assets

Leases

Leases

A contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange of consideration. Control is conveyed where the customer has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset. All leases with an initial term of more than 12 months are recognized as assets representing the right-of-use of the underlying asset and liabilities representing the obligation to make lease payments. Both the assets and the liabilities are initially measured as present value of the discounted lease payments over the lease term. As the Company’s leases typically do not provide an implicit rate, the Company uses an estimate of its incremental borrowing rate based on the information available at the lease commence date to determine the discount rate. Right-of-use assets are measured at cost less any accumulated depreciation and impairment losses, and adjusted for any re-measurement of the lease liabilities. Right-of-use assets are depreciated on a straight-line basis over the shorter of the useful lives of the assets or the lease terms. Lease liabilities are initially measured at the present value of the lease payments to be made under the lease terms and subsequently adjusted by the effect of the interest on and the settlement of the lease liabilities, and the re-measurement arising from any reassessment of the lease liabilities or lease modifications.

The Company applies the short-term lease with term of 12 months or less recognition exemption to its short-term leases of office premises and warehouse. Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Accounts payable		Accounts payable Accounts payable represents payables to suppliers.
Contract liabilities

Contract liabilities

Contract liabilities represent advanced deposits received from customers after an order has been placed but before a product has been shipped. The Company’s normal policy is to require a customer deposit of around 25% to 30% of the purchase price upon placement of a sales order, although the Company exempts certain customers from this requirement. Contract liabilities are realized as revenue when control of goods has transferred to customers.

Impairment of long-lived assets

Impairment of long-lived assets

In accordance with ASC Topic 360-10, Impairment and Disposal of Long-Lived Assets, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the years ended June 30, 2021 and 2022.

Shipping and handling costs		Shipping and handling costs Shipping and handling costs for the years ended June 30, 2021 and 2022 are included in the sales and marketing expenses.
Interest income		Interest income For the years ended June 30, 2021 and 2022, interest income related to interest on bank deposits.
Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10 prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company classifies the interest and penalties, if any, as a component of income tax expense. For the years ended June 30, 2021 and 2022, the Company did not incur any interest or penalties related to an uncertain tax position. The Company does not believe that there was any uncertain tax positions as of June 30, 2021 and 2022.

Foreign currency translation

Foreign currency translation

The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of Aspire Science, which is located in Hong Kong, is the Hong Kong Dollar (“HKD”). For the entities whose functional currency is the HKD, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into USD are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currencies at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translations of amounts from HKD into USD were made at the following exchange rates for the respective dates and periods:

	At June 30,
	2021	2022
Consolidated balance sheets:
HKD to $1.00	7.7638	7.8478

Consolidated statements of operations and comprehensive income:
HKD to $1.00	7.7562	7.8045

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (for example, convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. The Company has no dilutive securities as of and for the years ended June 30, 2021 and 2022.

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive (loss) income. The foreign currency translation gain or loss resulting from translation of the financial statements expressed in USD is reported in other comprehensive (loss) income in the consolidated statements of income and comprehensive income.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, is disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Segment reporting

Segment reporting

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and has determined that the Company has only one reportable segment. Notwithstanding that the Company has customers located around the world and the Company’s Hong Kong subsidiary serves as one of the sales and marketing centers, the Company’s long-lived assets and management are located substantially in the U.S. and management operates its business as a single segment.

Related parties

Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, immediate family members of principal owners of the Company and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 12.

Concentration and risks

Concentration and risks

Risks and Uncertainties

The Company’s business, financial condition and results of operations may be negatively impacted by risks related to government regulations, natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Customer and Supplier Concentration

(a) Customers

For the years ended June 30, 2021 and 2022, the Company’s major customers, who accounted for more than 10% of the Company’s consolidated revenue, were as follow:

	Year Ended June 30,
	2021	2022
Major Customers
A	51%	39%

(b) Suppliers

For the years ended June 30, 2021 and 2022, the Company’s suppliers, who accounted for more than 10% of the Company’s total purchases, were as follows:

	Year Ended June 30,
	2021	2022
Major Suppliers
B(1)	99%	99%
(1)	Major supplier B is Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chief executive officer and principal stockholder. See Note 12.

Credit Risk

The Company is subject to credit risk from cash and cash equivalents, account receivables, financial assets included in prepayments and deposits and amounts due from related parties. All the Company’s cash and cash equivalents are held in major financial institutions located in Hong Kong and the United States, which management believes are of high credit quality. At June 30, 2021 and 2022, the Company had credit risk exposure of uninsured cash in banks of $84,932,856 and $74,000,991, respectively. The Company has policies in place to evaluate credit risk when accepting new business and to limit its credit exposure to individual customers. The management considers the Company does not have a significant concentration of credit risk. The Company does not require collateral to support financial instruments that are subject to credit risk.